[Logo of Pacific Life & Annuity Co.]	Diane N. Ledger, CLU Vice President Variable Regulatory Compliance Law Department (949) 219-3743 Telephone (949) 219-6952 Facsimile dledger@pacificlife.com

February 5, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account A File Number 811-09203 of Pacific Life & Annuity Company

Pacific Innovations Select individual flexible premium deferred variable annuity contract

File No. 033-71081

Dear Sir or Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify on behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, that the form of supplement for Pacific Innovations Select individual flexible premium deferred variable annuity contract (File No. 033-71081) that would have been filed under Rule 497 (c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 7 on form N-4/B which was filed electronically with the Commission on January 27, 2004.

Very truly yours,

/s/    DIANE N. LEDGER

Diane N. Ledger